Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Lease expire year	2022
Rent expense	$ 6,561	$ 4,382	$ 4,435
Business Combinations
Commitments and Contingencies Disclosure [Line Items]
Compensation expense	8,138	4,619	1,612
Business Combinations | Maximum
Commitments and Contingencies Disclosure [Line Items]
Business acquisitions future compensation expenses and contingent consideration	$ 9,559